First Trust Alternative Absolute Return Strategy ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended	146 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
3 Month U.S. Treasury Bills + 3% (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.35%	6.31%	5.37%
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.77%	10.64%	5.03%	5.73%	0.57%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	15.32%	14.82%	13.84%
First Trust Alternative Absolute Return Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.95%	6.19%	2.82%
Performance Inception Date	May 18, 2016
First Trust Alternative Absolute Return Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.30%	3.70%	1.23%
First Trust Alternative Absolute Return Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.69%	3.72%	1.47%